UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Short Duration Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 42.1%
Consumer Discretionary 2.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	53,325
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	35,088
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,372,567
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	901,000
Comcast Corp., 4.95%, 6/15/2016	5,000,000	5,537,375
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	970,357
7.125%, 2/1/2016	50,000	53,875
Fortune Brands, Inc., 6.375%, 6/15/2014	2,611,000	2,854,969
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	50,500
Hertz Corp., 8.875%, 1/1/2014	8,000	8,040
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,802,053
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,140,000
Kia Motors Corp., 144A, 3.625%, 6/14/2016	3,000,000	2,974,065
Mattel, Inc., 2.5%, 11/1/2016	1,210,000	1,217,777
NBCUniversal Media LLC, 3.65%, 4/30/2015	5,000,000	5,277,345
News America, Inc., 7.6%, 10/11/2015	5,000,000	5,700,970
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	107,625
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	400,000	438,000
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,769,774
Viacom, Inc., 2.5%, 12/15/2016	3,390,000	3,388,712
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,519
Wyndham Worldwide Corp., 6.0%, 12/1/2016	4,680,000	5,046,912

		55,716,848
Consumer Staples 0.5%
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	935,000
Safeway, Inc., 3.4%, 12/1/2016	3,800,000	3,897,155
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	54,750
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,438,167

		12,325,072
Energy 3.5%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	8,200,000	9,295,110
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	67,600
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,755,768
Cenovus Energy, Inc., 4.5%, 9/15/2014	3,900,000	4,201,400
El Paso Corp., 7.25%, 6/1/2018	35,000	38,321
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014	3,940,000	4,316,928
Forest Oil Corp., 8.5%, 2/15/2014	600,000	654,000
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,330,966
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,380,086
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	6,000,000	5,977,500
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	5,000,000	5,875,000
Kinder Morgan Energy Partners LP:
3.5%, 3/1/2016	4,900,000	5,094,633
5.625%, 2/15/2015	3,680,000	4,041,141
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	96,075
ONEOK Partners LP, 3.25%, 2/1/2016	10,090,000	10,386,071
Plains All American Pipeline LP, 3.95%, 9/15/2015	3,200,000	3,388,602
Plains Exploration & Production Co., 7.625%, 6/1/2018	35,000	37,100
Quicksilver Resources, Inc., 8.25%, 8/1/2015	600,000	621,000
Stone Energy Corp., 6.75%, 12/15/2014	35,000	34,475
Transocean, Inc.:
4.95%, 11/15/2015	7,820,000	7,985,377
5.05%, 12/15/2016	4,640,000	4,737,783
Williams Partners LP, 3.8%, 2/15/2015	2,800,000	2,939,421

		84,254,357
Financials 26.7%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	14,955,000	14,035,372
AEGON NV, 4.625%, 12/1/2015	10,915,000	11,315,580
AIG-FP Matched Funding, Series 2005-28, 4.43% *, 3/4/2015	2,300,000	2,133,250
Akbank T.A.S, 144A, 5.125%, 7/22/2015	8,000,000	7,760,000
Ally Financial, Inc., 8.3%, 2/12/2015	1,000,000	1,055,000
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,460,000	6,940,101
American International Group, Inc.:
4.25%, 9/15/2014	9,500,000	9,225,716
7.7% *, 5/4/2022	880,000	862,400
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,353,827
Aristotle Holding, Inc., 144A, 2.75%, 11/21/2014	14,000,000	14,169,736
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	43,472
Banco Votorantim SA, 144A, 5.25%, 2/11/2016	4,500,000	4,527,000
Bank of America Corp., Series L, 1.848% *, 1/30/2014	6,000,000	5,416,932
Barclays Bank PLC:
144A, 2.5%, 9/21/2015	8,360,000	8,246,839
Series 1, 5.0%, 9/22/2016	9,750,000	10,097,724
6.275% *, 11/10/2025	1,870,000	1,804,550
BB&T Corp., 1.125% *, 4/28/2014	8,335,000	8,231,413
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016	8,285,000	8,119,300
BBVA U.S. Senior SAU, 3.25%, 5/16/2014	7,100,000	6,725,297
BHP Billiton Finance U.S.A. Ltd., 1.875%, 11/21/2016	7,100,000	7,171,895
BNP Paribas SA, 3.313% *, 12/20/2014	9,155,000	8,620,830
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	400,000	432,000
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	10,000,000	10,345,400
Capital One Financial Corp.:
3.15%, 7/15/2016	5,555,000	5,578,770
7.375%, 5/23/2014	6,460,000	7,097,679
Citigroup, Inc., 4.75%, 5/19/2015	9,105,000	9,221,171
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,360,060
CNA Financial Corp., 6.5%, 8/15/2016	8,460,000	9,150,793
Commonwealth Bank of Australia, 144A, 3.1%, 3/31/2017	14,000,000	14,056,812
Credit Agricole SA, 144A, 3.5%, 4/13/2015	10,000,000	9,185,610
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	10,891,970
Deutsche Telekom International Finance BV, 144A, 3.125%, 4/11/2016	7,500,000	7,555,680
DnB NOR Boligkreditt, 144A, 2.1%, 10/14/2015	9,000,000	8,927,073
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,774,880
Export-Import Bank of Korea:
3.75%, 10/20/2016	5,000,000	5,013,300
4.125%, 9/9/2015	6,857,000	7,030,221
Ford Motor Credit Co., LLC, 8.0%, 12/15/2016	10,000,000	11,346,090
FUEL Trust, 144A, 3.984%, 6/15/2016	15,000,000	14,997,975
General Electric Capital Corp., 5.0%, 5/15/2016	7,600,000	8,000,596
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	5,590,000	5,566,209
Hana Bank, 144A, 4.25%, 6/14/2017	4,000,000	3,939,200
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	6,560,000	6,591,770
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	5,915,000	5,821,289
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,823,854
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	6,000,000	6,120,000
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,047,860
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,833,818
ING Bank NV, 144A, 1.596% *, 3/15/2013	14,000,000	13,673,968
Intesa Sanpaolo SpA:
144A, 2.906% *, 2/24/2014	8,780,000	7,730,316
144A, 3.625%, 8/12/2015	9,000,000	7,455,420
JPMorgan Chase & Co.:
2.05%, 1/24/2014	5,200,000	5,203,931
3.4%, 6/24/2015	14,000,000	14,271,166
KeyCorp, Series H, 6.5%, 5/14/2013	10,855,000	11,484,536
Lincoln National Corp., 4.3%, 6/15/2015	4,665,000	4,831,289
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	5,355,000	5,155,023
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	9,400,000	9,033,475
Morgan Stanley:
2.875%, 7/28/2014	2,485,000	2,340,276
3.8%, 4/29/2016	4,630,000	4,265,684
6.0%, 5/13/2014	3,750,000	3,786,431
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,330,481
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,457,009
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,942,376
Petrobras International Finance Co.:
3.875%, 1/27/2016	5,420,000	5,583,744
6.125%, 10/6/2016	4,000,000	4,434,252
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,755,201
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,291,062
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,843,406
6.2%, 1/15/2015	2,770,000	3,026,931
Qtel International Finance Ltd., 144A, 3.375%, 10/14/2016	6,340,000	6,387,550
RCI Banque SA, 144A, 4.6%, 4/12/2016	7,780,000	7,405,665
Rio Tinto Finance (U.S.A.) Ltd., 8.95%, 5/1/2014	11,250,000	13,157,032
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	9,380,000	9,841,674
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	11,630,000	11,379,711
Santander U.S. Debt SA Unipersonal, 144A, 3.724%, 1/20/2015	15,600,000	14,165,034
Societe Generale, 144A, 3.1%, 9/14/2015	7,170,000	6,275,464
Springleaf Finance Corp., Series J, 5.9%, 9/15/2012	7,000,000	6,693,750
SunTrust Banks, Inc.:
3.5%, 1/20/2017	5,000,000	5,025,780
3.6%, 4/15/2016	8,160,000	8,309,630
Svensk Exportkredit AB, 2.125%, 7/13/2016	9,185,000	9,105,329
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,603,612
6.175%, 6/18/2014	6,150,000	5,915,470
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	9,000,000	9,153,792
The Goldman Sachs Group, Inc.:
3.625%, 2/7/2016	3,000,000	2,898,669
5.125%, 1/15/2015	5,620,000	5,744,258
6.0%, 5/1/2014	2,825,000	2,932,390
TNK-BP Finance SA:
144A, 6.25%, 2/2/2015	4,000,000	4,125,000
Series 2, 144A, 7.5%, 7/18/2016	6,000,000	6,330,000
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,408,688
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	3,085,000	3,016,800
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	903,125
Woori Bank Co., Ltd., 144A, 4.5%, 10/7/2015	7,460,000	7,630,916
Xstrata Canada Financial Corp., 144A, 3.6%, 1/15/2017	9,000,000	9,074,169

		636,945,799
Health Care 0.7%
Amgen, Inc., 2.5%, 11/15/2016	9,000,000	9,107,946
Community Health Systems, Inc., 8.875%, 7/15/2015	36,000	37,170
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	5,007,508
Gilead Sciences, Inc., 2.4%, 12/1/2014	2,135,000	2,173,447
HCA, Inc., 7.25%, 9/15/2020	850,000	896,750

		17,222,821
Industrials 1.0%
Actuant Corp., 6.875%, 6/15/2017	30,000	30,900
ARAMARK Corp., 8.5%, 2/1/2015	620,000	635,500
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,877,012
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	104,025
Belden, Inc., 7.0%, 3/15/2017	35,000	34,956
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	10,600,000	11,876,600
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	42,125
Corrections Corp. of America, 7.75%, 6/1/2017	640,000	694,400
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,387,951

		22,683,469
Information Technology 0.5%
MasTec, Inc., 7.625%, 2/1/2017	55,000	57,200
Motorola Solutions, Inc., 5.375%, 11/15/2012	5,100,000	5,268,851
Xerox Corp.:
5.65%, 5/15/2013	2,830,000	2,970,925
6.4%, 3/15/2016	4,000,000	4,475,744

		12,772,720
Materials 1.4%
Airgas, Inc.:
2.85%, 10/1/2013	5,630,000	5,735,596
2.95%, 6/15/2016	3,040,000	3,105,199
Appleton Papers, Inc., 11.25%, 12/15/2015	25,000	22,500
ArcelorMittal, 9.0%, 2/15/2015	10,000,000	11,055,860
Ball Corp., 6.75%, 9/15/2020	850,000	924,375
Berry Plastics Corp., 5.153% *, 2/15/2015	3,355,000	3,313,062
Clondalkin Acquisition BV, 144A, 2.546% *, 12/15/2013	75,000	69,750
Crown Americas LLC, 7.625%, 5/15/2017	850,000	927,563
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	55,504
10.0%, 3/31/2015	62,080	58,666
Hexcel Corp., 6.75%, 2/1/2015	93,000	94,279
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,488,681
Lyondell Chemical Co., 11.0%, 5/1/2018	267,530	292,277
NewMarket Corp., 7.125%, 12/15/2016	80,000	81,800
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	930,750
Steel Dynamics, Inc., 7.625%, 3/15/2020	850,000	896,750
United States Steel Corp., 7.0%, 2/1/2018	850,000	841,500

		31,894,112
Telecommunication Services 2.1%
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,763,985
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,027,775
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	5,440,000	5,500,787
Digicel Ltd., 144A, 12.0%, 4/1/2014	600,000	672,000
Frontier Communications Corp.:
6.625%, 3/15/2015	600,000	594,000
8.125%, 10/1/2018	850,000	856,375
iPCS, Inc., 2.554% *, 5/1/2013	30,000	27,825
Qwest Communications International, Inc., 8.0%, 10/1/2015	9,150,000	9,748,355
Qwest Corp.:
7.5%, 10/1/2014	850,000	936,209
7.625%, 6/15/2015	7,860,000	8,709,760
Telefonica Emisiones SAU, 6.421%, 6/20/2016	12,380,000	12,955,596
Windstream Corp., 7.0%, 3/15/2019	60,000	60,600

		48,853,267
Utilities 3.4%
Abu Dhabi National Energy Co., 144A, 4.125%, 3/13/2017	7,000,000	7,043,750
AES Corp., 8.0%, 6/1/2020	40,000	44,000
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,765,557
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,804,588
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014	7,020,000	7,699,515
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,570,542
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,931,885
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,395,059
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	5,037,604
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,293,585
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	9,000,000	9,019,449
NRG Energy, Inc., 7.375%, 1/15/2017	100,000	103,750
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,695,648
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014	10,000,000	10,700,000
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,637,665

		81,742,597

Total Corporate Bonds (Cost $993,631,665)		1,004,411,062
Mortgage-Backed Securities Pass-Throughs 1.0%
Federal National Mortgage Association:
4.5%, 4/1/2023	4,769,514	5,080,650
5.0%, 9/1/2023	2,945,846	3,188,648
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	2,454,376	2,672,777
6.0%, with various maturities from 1/15/2022 until 11/20/2038	5,344,536	5,827,424
6.5%, with various maturities from 8/20/2038 until 2/20/2039	6,831,630	7,610,595
7.0%, 10/20/2038	115,397	132,757
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,193	1,356

Total Mortgage-Backed Securities Pass-Throughs (Cost $23,530,181)		24,514,207
Asset-Backed 5.1%
Automobile Receivables 1.2%
AmeriCredit Automobile Receivables Trust, "D", Series 2011-1, 4.26%, 2/8/2017	5,500,000	5,564,197
AmeriCredit Prime Automobile Receivable:
"A4A", Series 2007-2M, 5.35%, 3/8/2016	5,094,719	5,169,581
"C", Series 2007-1, 5.43%, 2/10/2014	2,347,649	2,349,943
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	2,720,965	2,732,292
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	5,923,699	5,947,142
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	876,599	880,696
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.476% *, 7/14/2014	6,287,974	6,306,898

		28,950,749
Credit Card Receivables 2.1%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	12,811,000	13,933,673
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,267,812
Discover Card Master Trust, "A2", Series 2007-A2, 0.886% *, 6/15/2015	13,500,000	13,537,245
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	15,000,000	15,296,690

		51,035,420
Home Equity Loans 1.3%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	860,613	769,135
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,555,519	326,659
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.418% *, 1/15/2037	7,379,453	5,217,960
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	3,409,644	2,211,348
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	83,974	78,398
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.554% *, 11/25/2036	6,878,113	4,917,679
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	1,186,089	1,073,662
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34% *, 8/20/2029	58,948	57,712
IndyMac NIM Trust SPMD, "NOTE", Series 2007-B, 144A, 0.394% *, 6/25/2012	5,699,318	5,457,097
Novastar Home Equity Loan, "M3", Series 2004-3, 1.344% *, 12/25/2034	6,000,000	5,636,844
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026	4,981,664	4,736,452
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	198,288	197,856

		30,680,802
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040	1,229,093	1,326,695
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	215,908	223,373

		1,550,068
Student Loans 0.2%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.168% *, 7/25/2039	5,500,000	4,799,421
Utilities 0.2%
CenterPoint Energy Transition Bond Co., LLC, “A1”, Series 2009-1, 1.833%, 2/15/2016	3,826,334	3,888,199

Total Asset-Backed (Cost $123,612,934)		120,904,659
Commercial Mortgage-Backed Securities 9.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	2,636,076	2,635,032
"A1", Series 2008-1, 5.268%, 2/10/2051	2,215,517	2,233,880
"B", Series 2005-2, 5.287% *, 7/10/2043	5,000,000	4,544,945
"AM", Series 2006-3, 6.054% *, 7/10/2044	6,250,000	6,032,819
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 3.197% **, 3/25/2037	48,010,367	3,218,303
Bear Stearns Commercial Mortgage Securities, Inc.:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,510,913
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	9,906,984
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	4,975,432	4,974,019
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	11,880,202	12,029,513
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	1,054,955	1,053,822
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	9,953,878
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	4,000,000	3,856,464
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	10,098,752
"B", Series 2005-C5, 5.1%, 8/15/2038	3,500,000	3,022,733
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	4,002,219	4,012,717
"H", Series 2002-CKP1, 144A, 7.579% *, 12/15/2035	4,900,000	4,902,499
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	8,400,000	8,986,362
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	4,000,000	3,915,064

Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,088,301
"A2", Series 2005-GG5, 5.117%, 4/10/2037	7,251,177	7,282,951
"A2", Series 2007-GG9, 5.381%, 3/10/2039	6,887,051	6,925,571
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,700,000	3,880,305
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	3,500,000	3,655,627
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,287,500	3,458,526
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	10,200,581
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,500,000	1,425,568
"F", Series 2003-ML1A, 144A, 5.898% *, 3/12/2039	3,500,000	3,522,102
"A4", Series 2006-LDP7, 6.065% *, 4/15/2045	9,380,000	10,527,465
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	636,606	646,396
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,767,911
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	9,784,888
"A3", Series 2004-C4, 5.346% *, 6/15/2029	7,485,997	7,628,403
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	10,173,932
"A1", Series 2007-IQ16, 5.32%, 12/12/2049	1,721,586	1,733,529
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	2,217,780	2,215,929
"A4", Series 2005-C22, 5.444% *, 12/15/2044	9,380,000	10,321,555
"A2", Series 2007-C32, 5.924% *, 6/15/2049	8,712,349	8,919,197

Total Commercial Mortgage-Backed Securities (Cost $230,015,617)		230,047,436
Collateralized Mortgage Obligations 7.9%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.234% *, 1/25/2035	1,607,293	1,525,681
"5A12", Series 2004-4, 1.254% *, 3/25/2035	1,245,408	1,184,379
"7A12", Series 2004-2, 1.294% *, 2/25/2035	2,677,916	2,545,793
Banc of America Alternative Loan Trust:
"2A2", Series 2003-10, 0.744% *, 12/25/2033	3,748,422	3,564,176
"1A1", Series 2003-7, 5.5%, 9/25/2033	3,537,777	3,647,583
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 2.762% *, 11/25/2035	2,069,462	1,995,245
"1A3", Series 2002-K, 2.765% *, 10/20/2032	118,411	110,791
"2A8", Series 2003-J, 2.836% *, 11/25/2033	1,782,499	1,603,784
"2A1", Series 2004-5, 5.5%, 6/25/2034	1,592,851	1,604,895
"1A1", Series 2005-11, 5.75%, 12/25/2035	2,577,585	2,553,993
"A15", Series 2006-2, 6.0%, 7/25/2046	933,081	922,169
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.44% *, 1/25/2034	3,985,518	3,678,478
Chase Mortgage Finance Corp., "A25", Series 2005-S2, 5.5%, 10/25/2035	2,047,642	1,982,029
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-1, 5.25%, 2/25/2035	2,040,716	2,055,966
"1A1", Series 2005-7, 5.5%, 10/25/2035	3,571,754	3,518,599
"1A2", Series 2006-5, 6.0%, 10/25/2036	1,814,873	1,803,864
Countrywide Alternative Loan Trust:
"1A1", Series 2005-J4, 0.584% *, 7/25/2035	1,160,287	1,144,780
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	885,834	881,398
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,695,953	2,410,715
Countrywide Home Loan Mortgage Pass Through Trust:
"1A1", Series 2005-J3, 5.5%, 9/25/2035	2,013,851	2,007,184
"A35", Series 2005-24, 5.5%, 11/25/2035	1,628,827	1,621,864
Countrywide Home Loans, "1A7", Series 2005-6, 5.0%, 4/25/2035	822,564	795,580
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.544% *, 8/28/2047	12,450,980	12,219,296
CS First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	8,464,666	8,516,157
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.845% *, 2/25/2048	2,800,454	2,795,004
Federal Home Loan Mortgage Corp.:
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	15,359,887	832,801
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	9,601,633	604,728
"PT", Series 3586, 4.258% **, 2/15/2038	3,078,951	3,154,592
"MA", Series 2664, 5.0%, 4/15/2030	1,557,022	1,557,625
"QP", Series 3149, 5.0%, 10/15/2031	1,783,843	1,783,379
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031	3,370,320	84,664
"EB", Series 3062, 5.5%, 9/15/2021	705,323	711,800
"BT", Series 2448, 6.0%, 5/15/2017	2,057	2,181
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	2,418,497	145,367
"JM", Series 2004-29, 4.5%, 5/25/2019	2,277,863	2,286,315
"TA", Series 2007-77, 5.5%, 12/25/2029	651,712	650,876
"AB", Series 2006-3, 5.5%, 10/25/2032	2,812,520	2,850,687
"1A6", Series 2007-W8, 6.46% *, 9/25/2037	7,151,329	7,962,840
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	4,567,594	2,977,317
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2005-1, 5.0%, 3/25/2035	1,013,667	1,005,701
Government National Mortgage Association:
"AB", Series 2008-30, 4.2%, 2/20/2037	4,482,463	4,607,363
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	4,020,834	618,081
GSR Mortgage Loan Trust:
"2A2", Series 2006-AR1, 2.765% *, 1/25/2036	4,882,671	4,585,692
"3A15", Series 2005-6F, 5.5%, 7/25/2035	1,160,993	1,147,010
IndyMac Index Mortgage Loan Trust, "4A1", Series 2005-AR9, 2.565% *, 7/25/2035	862,817	177,237
JPMorgan Alternative Loan Trust, "A2", Series 2006-A4, 5.95%, 9/25/2036	3,901,797	3,772,952
JPMorgan Mortgage Trust:
"6A1", Series 2005-A6, 5.065% *, 8/25/2035	4,696,147	4,211,350
"3A2", Series 2005-A5, 5.192% *, 8/25/2035	1,453,443	1,409,050
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	3,726,974	3,649,915
Mastr Asset Securitization Trust, "3A2", Series 2003-1, 5.0%, 2/25/2018	1,858,270	1,915,220
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.256% *, 6/25/2036	5,655,865	5,062,853
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46% *, 7/28/2024	36,896	25,991
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% *, 4/28/2024	7,834	7,587
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	1,391,501	1,413,857
"A1", Series 2003-QS18, 5.0%, 9/25/2018	2,629,673	2,704,051
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,570,494	1,489,784
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,192,490	1,203,726
Thornburg Mortgage Securities Trust:
"4A3", Series 2007-3, 0.467% *, 6/25/2047	4,723,656	4,620,142
"2A1", Series 2007-3, 0.514% *, 6/25/2047	8,503,190	8,266,214
Vericrest Opportunity Loan Transferee:
"A1", Series 2011-NL3A, 144A, 5.194%, 9/25/2051	2,867,098	2,848,921
"A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050	2,858,718	2,862,297
"M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039	3,207,426	3,168,099
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A1", Series 2005-AR14, 2.474% *, 12/25/2035	6,607,324	6,350,894
"1A2", Series 2005-AR12, 2.482% *, 10/25/2035	1,516,437	1,420,196
"A5", Series 2005-AR5, 2.569% *, 5/25/2035	9,000,000	7,807,932
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	587,400	584,418
Wells Fargo Mortgage Backed Securities Trust:
"4A1", Series 2005-AR16, 2.717% *, 10/25/2035	1,047,613	1,034,428
"2A3", Series 2006-AR1, 5.371% *, 3/25/2036	1,758,687	1,727,493
"2A6", Series 2005-11, 5.5%, 11/25/2035	8,424,519	8,403,197
"A19", Series 2006-10, 6.0%, 8/25/2036	8,071,855	7,968,446

Total Collateralized Mortgage Obligations (Cost $194,891,566)		188,364,672
Government & Agency Obligations 18.2%
Other Government Related (a) 3.1%
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,674,648
Dexia Credit Local SA, 144A, 2.75%, 1/10/2014	7,700,000	7,135,220
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	6,677,753
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	8,820,000	8,743,363
Japan Finance Corp., 2.25%, 7/13/2016	10,000,000	10,274,430
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	8,000,000	8,507,432
Nationwide Building Society, 144A, 0.646% *, 5/17/2012	2,000,000	2,000,538
Private Export Funding Corp., 2.125%, 7/15/2016	7,500,000	7,797,840
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,573,750

		73,384,974
Sovereign Bonds 1.3%
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	7,265,000	7,538,636
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	9,380,000	9,685,826
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,332,157
Republic of Poland, 3.875%, 7/16/2015	6,620,000	6,734,526

		31,291,145
U.S. Government Sponsored Agencies 1.7%
Federal Home Loan Bank, 1.0%, 3/27/2013	7,725,000	7,790,245
Federal Home Loan Mortgage Corp., 1.0%, 8/27/2014	30,000,000	30,291,990
Federal National Mortgage Association, 1.125%, 7/30/2012	1,870,000	1,880,044

		39,962,279
U.S. Treasury Obligations 12.1%
U.S. Treasury Bill, 0.055% ***, 3/8/2012 (b)	4,117,000	4,116,868
U.S. Treasury Notes:
0.125%, 8/31/2013	30,000,000	29,947,260
0.25%, 11/30/2013	15,000,000	15,001,755
0.375%, 11/15/2014	34,000,000	34,021,250
0.5%, 11/30/2012 (c)	28,250,000	28,340,485
0.75%, 6/15/2014 (d)	70,000,000	70,760,130
1.0%, 1/15/2014	20,285,000	20,584,528
1.0%, 10/31/2016	5,100,000	5,149,409
1.125%, 6/15/2013	15,000,000	15,197,460
1.25%, 9/30/2015 (c)	5,900,000	6,053,034
1.375%, 11/30/2015	42,000,000	43,279,698
1.5%, 7/31/2016	10,425,000	10,777,657
1.875%, 6/30/2015 (c)	4,040,000	4,233,161
4.25%, 8/15/2013	1,665,000	1,772,574

		289,235,269

Total Government & Agency Obligations (Cost $432,820,596)		433,873,667
Loan Participations and Assignments 7.0%
Senior Loans * 5.0%
Academy Ltd., Term Loan, 6.0%, 8/3/2018	1,000,000	992,220
Advantage Sales & Marketing, Inc., Term Loan B, 5.25%, 12/18/2017	1,985,000	1,960,187
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	992,500	927,988
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	992,500	982,575
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	497,500	492,836
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	1,375,938	1,317,460
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	3,940,000	3,937,537
Asurion LLC, First Lien Term Loan, 5.5%, 5/24/2018	2,090,595	2,055,463
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	1,000,000	1,001,250
Avaya, Inc.:
Term Loan B1, 3.256%, 10/24/2014	1,299,662	1,245,778
Term Loan B3, 5.006%, 10/26/2017	2,610,639	2,385,471
AVG Technologies NV, Term Loan, 7.5%, 3/15/2016	500,000	470,000
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017	997,500	988,358
Bellisio Foods, Inc., Term Loan, 7.5%, 12/30/2017	500,000	492,500
Big West Oil LLC, Term Loan, 7.75%, 3/31/2016	122,807	123,114
Bombardier Recreational Products, Inc., Term Loan, 2.89%, 6/28/2013	1,000,000	976,430
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	497,500	484,068
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/2017	1,979,950	1,948,281
Capital Automotive LP, Term Loan B, 5.0%, 3/10/2017	948,740	932,137
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	994,952	896,924
CCS Corp., Term Loan B, 3.296%, 11/14/2014	496,134	460,373
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	468,684	463,880
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017	997,500	946,628
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	1,458,103	1,421,651
ClientLogic Corp.:
Term Loan, 5.888%, 1/30/2014	605,169	577,331
Term Loan, 7.138%, 1/30/2017	2,210,338	2,062,985
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	1,045,489	1,045,489
Coach America Holdings, Inc.:
Letter of Credit, 6.022%, 4/20/2014	267,803	108,669
First Lien Term Loan, 7.25%, 4/18/2014	1,243,365	504,533
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	1,985,000	1,855,975
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	498,750	495,009
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/2018	3,000,000	2,948,040
Datatel, Inc., Term Loan B, 6.25%, 7/13/2018	500,000	500,783
DigitalGlobe, Inc., Term Loan B, 5.75%, 10/7/2018	1,000,000	985,835
Entercom Radio LLC, Term Loan B, 6.25%, 11/23/2018	500,000	500,000
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,246,875	1,221,937
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	995,000	967,016
First Data Corp.:
Term Loan B1, 3.044%, 9/24/2014	43,139	39,256
Term Loan B2, 3.044%, 9/24/2014	171,238	155,827
Term Loan B, 4.294%, 3/23/2018	2,014,431	1,692,676
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	1,956,132	1,933,236
Freescale Semiconductor, Inc., Term Loan B, 4.52%, 12/1/2016	1,759,954	1,688,236
Global Tel*Link Corp., New Term B, 7.0%, 12/14/2017	500,000	492,503
Goodman Global Holdings, Inc., Second Lien Term Loan, 9.0%, 10/30/2017	818,182	823,635
Great Point Power, Term Delay Draw, 4.25%, 3/10/2017	239,464	225,695
Grifols, Inc., Term Loan B, 6.0%, 6/1/2017	997,500	997,345
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	496,250	443,089
Harbor Freight Tools U.S.A., Inc., First Lien Term Loan, 6.5%, 12/22/2017	3,980,000	3,968,816
Harron Communication Corp., Term Loan B, 5.25%, 10/6/2017	944,167	936,642
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	932,678	914,025
IMS Health, Inc., Term Loan B, 4.5%, 8/25/2017	492,506	491,930
Ineos U.S. Finance LLC:
Term Loan B2, 7.501%, 12/16/2013	824,437	839,483
Term Loan C2, 8.001%, 12/16/2014	824,943	844,123
Istar Financial, Inc.:
Term Loan A1, 5.0%, 6/28/2013	469,202	467,442
Term Loan A2, 7.0%, 6/30/2014	2,500,000	2,425,012
Kasima LLC, Term Loan B, 5.0%, 3/31/2017	995,000	990,025
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	1,912,905	1,896,970
Second Lien Term Loan, 10.5%, 12/20/2016	400,000	395,250
Luxlas Fund Ltd. Partnership, Term Loan B, 6.5%, 8/14/2017	1,246,875	1,241,420
Moneygram International, Inc, Term Loan B1, 4.5%, 11/17/2017	500,000	493,125
N.E.W Holdings I LLC, Term Loan, 6.0%, 3/23/2016	871,429	808,250
Nebraska Book Co., Inc., Debtor in Possession Term Loan B, 7.5%, 7/27/2012	500,000	492,500
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	3,500,000	3,381,875
NeuStar, Inc., Term Loan B, 5.0%, 11/8/2018	1,000,000	1,002,500
NPC International, Inc., Term Loan B, 6.75%, 12/28/2018	1,000,000	1,003,750
Nuveen Investments, Inc., Term Loan, 6.079%, 5/12/2017	2,655,360	2,559,103
Nxp BV, Term Loan A2, 5.5%, 3/3/2017	1,500,000	1,455,937
Oceania Cruises, Inc., Term Loan B, 5.375%, 4/27/2015	2,000,000	1,920,000
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	929,907	903,172
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	2,970,000	2,900,220
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/5/2018	1,250,000	1,244,244
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	1,980,000	1,978,149
Postmedia Network, Inc., Term Loan C, 6.25%, 7/13/2016	910,502	897,823
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	496,250	490,461
Reynolds Group Holdings, Inc.:
Term Loan B, 6.5%, 2/9/2018	2,985,000	2,973,194
Term Loan C, 6.5%, 8/9/2018	475,000	473,093
Sabre, Inc., Term Loan B, 2.296%, 9/30/2014	2,949,406	2,448,818
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	375,000	372,656
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	3,238,713	3,244,802
Term Loan 1-A, 6.5%, 4/20/2017	429,156	429,963
Term Loan 1-M, 6.5%, 4/20/2017	262,131	262,624
Smart & Final Stores Corp., Term Loan B2, 5.046%, 5/31/2016	220,959	214,882
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	1,392,860	1,348,386
Springleaf Finance Corp., Term Loan, 5.5%, 5/10/2017	2,750,000	2,403,954
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	987,500	967,750
Star West Generation LLC, Term Loan B, 6.0%, 5/14/2018	2,115,385	2,083,654
Summit Entertainment LLC, Term Loan, 7.5%, 9/7/2016	1,890,538	1,871,632
Sun Healthcare Group, Inc., Term Loan B, 8.75%, 10/15/2016	366,667	289,668
Supervalu, Inc., Term Loan B3, 4.5%, 4/28/2018	1,990,000	1,954,110
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	2,619,782	2,623,606
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/20/2018	997,500	972,563
Toys 'R' Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	1,982,462	1,960,715
Travelport LLC:
Term Delay Draw, 4.869%, 8/21/2015	690,515	578,307
Term Loan B, 4.869%, 8/21/2015	703,070	588,821
U.S. Airways Group, Inc., Term Loan, 2.796%, 3/21/2014	986,111	858,903
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017	497,500	479,675
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	850,000	854,250
Term Loan B, 10.5%, 9/16/2016	990,000	988,763
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	1,245,000	1,251,617

		119,606,862
Sovereign Loans 2.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015	9,380,000	9,286,200
Gazprom OAO:
144A, 4.95%, 5/23/2016	10,000,000	10,012,500
144A, 8.125%, 7/31/2014	9,730,000	10,508,400
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013	5,773,000	5,996,704
Russian Railways, 5.739%, 4/3/2017	9,500,000	9,547,500
Sberbank of Russia, 5.499%, 7/7/2015	2,000,000	2,020,000

		47,371,304

Total Loan Participations and Assignments (Cost $170,259,574)		166,978,166
Municipal Bonds and Notes 5.8%
California, State General Obligation, 4.0%, 9/1/2014	7,890,000	8,528,853
California, State Department of Water Resources Supply Revenue, Series N, 5.0%, 5/1/2013	5,000,000	5,312,550
California, State General Obligation, Series 3, Mandatory Put 4/1/2013 @ 100, 5.65%, 4/1/2039(e)	2,865,000	3,023,377
Connecticut, General Obligation, Series A, Prerefunded 4/15/2013 @ 100, 5.0%, 4/15/2020	4,000,000	4,244,800
Dallas, TX, Waterworks & Sewer System Revenue, Prerefunded 4/1/2013 @ 100, 5.0%, 10/1/2020, INS: AGMC	3,705,000	3,925,225
Florida, State Board of Public Education, Capital Outlay 2011, Series C, 4.0%, 6/1/2014	5,945,000	6,444,737
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2014	7,890,000	8,764,054
Frisco, TX, General Obligation, 4.0%, 2/15/2014	3,685,000	3,961,596
Georgia, State General Obligation, Series E-2, 4.0%, 9/1/2013	5,985,000	6,356,668
Houston, TX, Community College, 4.0%, 2/15/2014	1,585,000	1,703,970
Houston, TX, Utility System Revenue, Series E, 5.0%, 11/15/2013	3,155,000	3,420,556
Illinois, State General Obligation, 3.321%, 1/1/2013(e)	5,900,000	6,033,930
Indiana, State Finance Authority Highway Revenue, Series A, 4.0%, 12/1/2013	3,145,000	3,364,521
King County, WA, Sewer Revenue, Series B, 5.0%, 1/1/2013	3,945,000	4,133,177
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014(e)	195,911	197,492
Massachusetts, State School Building Authority Sales Tax Revenue, Series A, 4.0%, 5/15/2014	4,435,000	4,801,863
Massachusetts, State Special Obligation Revenue, Federal Highway, Grant Anticipation Note Program, Series A, 5.0%, 6/15/2013	2,760,000	2,948,618
New Jersey, Economic Development Authority Revenue, School Facilities, Series F, Prerefunded 6/15/2013 @ 100, 5.25%, 6/15/2022, INS: FGIC	2,815,000	3,020,185
New Mexico, State Finance Authority, Transportation Revenue, Series A-1, 5.0%, 12/15/2013	3,155,000	3,442,894
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 4.0%, 3/15/2014	3,945,000	4,244,662
New York, State Local Government Assistance Corp., Series A, 5.0%, 4/1/2014	5,795,000	6,393,566
New York, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2014	2,810,000	3,083,610
New York, General Obligation, Series G, 5.0%, 8/1/2014	3,945,000	4,375,518
Pennsylvania, State General Obligation:
Series A, 5.0%, 5/1/2014	4,735,000	5,234,495
Prerefunded 1/1/2013 @ 100, 5.0%, 1/1/2020, INS: NATL	3,945,000	4,132,743
Sumner County, TN, General Obligation, 5.0%, 6/1/2014	4,780,000	5,296,622
Texas, State Public Finance Authority Revenue, Series A, 5.0%, 7/1/2014	3,095,000	3,439,752
Virginia, State Public School Financing Authority, 1997 Resolution, Series B, 5.0%, 8/1/2014	3,720,000	4,149,065
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series A, Prerefunded 2/1/2014 @ 100, 5.0%, 2/1/2015	3,155,000	3,454,883
Washington, State Motor Vehicle Fuel Tax, Series B-1, 4.0%, 8/1/2014	5,625,000	6,126,413
Washington, University Revenues, Series A, 5.0%, 4/1/2014	4,110,000	4,526,713

Total Municipal Bonds and Notes (Cost $139,325,342)		138,087,108

	Contracts	Value ($)
Put Options Purchased 0.0%
90 Day Eurodollar Future, Expiration Date 3/19/2012, Strike Price $99.25 (Cost $563,250)	2,500	375,000

	Shares	Value ($)
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $20,042,151)	20,042,151	20,042,151
Cash Equivalents 2.6%
Central Cash Management Fund, 0.07% (f) (Cost $61,261,058)	61,261,058	61,261,058

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,389,953,934) †	100.1	2,388,859,186
Other Assets and Liabilities, Net	(0.1)	(3,188,420)

Net Assets	100.0	2,385,670,766

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

**	These securities are shown at their current rate as of December 31, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,396,287,469.  At December 31, 2011, net unrealized depreciation for all securities based on tax cost was $7,428,283.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,929,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,357,441.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At December 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $19,609,320, which is 0.8% of net assets.
(d)	At December 31, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	Taxable issue.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
CBO: Collateralized Bond Obligation
FDIC: Federal Deposit Insurance Corp.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	3/15/2012	67	8,147,588	62,580
10 Year Japanese Government Bond	JPY	3/9/2012	16	29,603,222	141,099
5 Year U.S. Treasury Note	USD	3/30/2012	1,350	166,398,048	845,306
Federal Republic of Germany Euro-Bund	EUR	3/8/2012	266	47,867,386	1,586,606
United Kingdom Long Gilt Bond	GBP	3/28/2012	151	27,425,126	632,888
Total unrealized appreciation					3,268,479

At December 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/21/2012	299	39,281,629	(545,705)
10 Year U.S. Treasury Note	USD	3/21/2012	298	39,075,250	(317,221)
2 Year U.S. Treasury Note	USD	3/30/2012	810	178,642,970	(120,325)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2012	110	15,708,835	(45,045)
Total unrealized depreciation					(1,028,296)

At December 31, 2011, open written options contracts sold were as follows:

Written Options	Contracts	Expiration Date	Strike Price ($)	Value ($) (h)

Put Options
90 Day Eurodollar Future (Premiums received $311,750)	2,500	3/19/2012	99.0	203,125

(h) Net unrealized appreciation on written options at December 31, 2011 was $108,625.

At December 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2010 3/20/2016	10,000,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(275,139)	(3,915)	(271,224)
6/22/2009 9/20/2014	12,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	732,140	(191,373)	923,513
Total net unrealized appreciation					652,289

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(j)					The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At December 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/26/2009 6/26/2012	20,000,0003	Floating — LIBOR	Fixed — 2.26%	162,992	—	162,992
6/29/2009 7/1/2013	20,000,0004	Floating — LIBOR	Fixed — 2.71%	600,416	—	600,416
11/26/2012 11/26/2013	41,900,0002	Floating — 3 Month JPY LIBOR	Floating — LIBOR	14,739	—	14,739
11/28/2012 11/28/2013	83,600,0001	Floating — 3 Month JPY LIBOR	Floating — LIBOR	118,173	—	118,173
09/24/2012 9/24/2016	275,000,0003	Fixed — 1.325%	Floating — LIBOR	(561,311)	—	(561,311)
09/24/2012 9/24/2016	275,000,0005	Fixed — 1.325%	Floating — LIBOR	(561,311)	110,843	(672,154)
10/28/2010 10/28/2025	4,840,0001	Floating — LIBOR	Floating — 4.274%††	94,492	—	94,492
11/1/2010 11/1/2025	6,350,0006	Floating — LIBOR	Floating — 4.429%††	121,715	—	121,715
11/12/2010 11/12/2025	9,670,0001	Floating — LIBOR	Floating — 4.452%††	168,396	—	168,396
11/15/2010 11/15/2025	9,670,0006	Floating — LIBOR	Floating — 4.457%††	235,827	—	235,827
11/16/2010 11/16/2025	4,840,0001	Floating — LIBOR	Floating — 4.46%††	92,216	—	92,216
11/19/2010 11/19/2025	4,840,0006	Floating — LIBOR	Floating — 4.479%††	135,611	—	135,611
11/23/2010 11/23/2025	2,420,0001	Floating — LIBOR	Floating — 4.495%††	46,243	—	46,243
Total net unrealized appreciation					557,355

††	This interest rate swap is shown at its current rate as of December 31, 2011.

At December 31, 2011, total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/26/2011 4/26/2012	39,600,0005	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	26,523	—	26,523
6/9/2010 6/1/2012	102,300,0004	0.45%	Citi Global Interest Rate Strategy Index	(331,480)	—	(331,480)
Total net unrealized depreciation					(304,957)

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	Bank of America
4	Citigroup, Inc.
5	BNP Paribas
6	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

At December 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	20,375,434	AUD	20,540,000	1/20/2012	580,510	UBS AG
USD	2,787,034	CHF	2,640,000	1/20/2012	24,607	UBS AG
USD	2,071,151	JPY	161,730,000	1/20/2012	30,709	UBS AG
USD	17,362,178	NOK	103,930,000	1/20/2012	2,833	UBS AG
USD	1,511,121	NZD	1,960,000	1/20/2012	12,254	UBS AG
USD	19,614,426	SEK	135,540,000	1/20/2012	58,733	UBS AG
EUR	22,970,000	USD	29,864,857	1/20/2012	131,944	UBS AG
NOK	109,740,000	USD	18,377,446	1/20/2012	41,678	UBS AG
Total unrealized appreciation					883,268

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,818,764	GBP	1,160,000	1/20/2012	(17,624)	UBS AG
AUD	5,480,000	USD	5,530,580	1/20/2012	(60,392)	UBS AG
CAD	15,220,000	USD	14,731,823	1/20/2012	(201,116)	UBS AG
GBP	7,770,000	USD	12,010,400	1/20/2012	(54,131)	UBS AG
JPY	900,610,000	USD	11,548,947	1/20/2012	(155,475)	UBS AG
NZD	13,170,000	USD	9,881,583	1/20/2012	(354,565)	UBS AG
SEK	83,220,000	USD	11,861,121	1/20/2012	(217,972)	UBS AG
Total unrealized depreciation					(1,061,275)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$1,002,163,642	$2,247,420	$1,004,411,062
Mortgage-Backed Securities Pass-Throughs	—	24,514,207	—	24,514,207
Asset-Backed	—	115,120,903	5,783,756	120,904,659
Commercial Mortgage-Backed Securities	—	230,047,436	—	230,047,436
Collateralized Mortgage Obligations	—	188,364,672	—	188,364,672
Government & Agency Obligations	—	433,873,667	—	433,873,667
Loan Participations and Assignments	—	166,978,166	—	166,978,166
Municipal Bonds and Notes	—	138,087,108	—	138,087,108
Short-Term Investments(k)	81,303,209	—	—	81,303,209
Derivatives(l)	3,643,479	3,624,124	—	7,267,603
Total	$84,946,688	$2,302,773,925	$8,031,176	$2,395,751,789

Liabilities
Derivatives(1)	$(1,231,421)	$(2,897,444)	$—	$(4,128,865)
Total	$(1,231,421)	$(2,897,444)	$—	$(4,128,865)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2011.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts and written options at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Asset-Backed	Total
Balance as of September 30, 2011	$2,277,489	$5,770,455	$8,047,944
Realized gains (loss)	—	(182)	(182)
Change in unrealized appreciation (depreciation)	(32,771)	95,996	63,225
Amortization premium/ discount	2,702	—	2,702
Purchases	—	—	—
(Sales)	—	(82,513)	(82,513)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of December 31, 2011	$2,247,420	$5,783,756	$8,031,176
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2011	$(32,771)	$95,996	$63,225

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$652,289	$—	$—
Foreign Exchange Contracts	$—	$—	$(178,007)	$—
Interest Rate Contracts	$2,240,183	$252,398	$—	$(79,625)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012